Employee Severance and Termination Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Employee	Dec. 31, 2010 Employee
Employee Severance and Termination Costs (Textual)
Employee severance and other related termination costs	$ 20	$ 17
Number of employees terminated	1,200	700
Remaining balance of employee severance and other related termination costs to be paid	$ 11	$ 12